Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liability
	June 30,	December 31,
	2024	2023
	$	$
At January 1	1,787,702	395,880
Additions	76,906	1,677,918
Interest accretion on lease liability	35,005	52,075
Payments	(316,090)	(338,171)
At December 31	1,583,523	1,787,702

Current	656,935	602,557
Non-current	926,588	1,185,145
	1,583,523	1,787,702

Schedule of Undiscounted Lease Payments	Shown below is the maturity analysis of the undiscounted minimum lease payments:
	June 30,	December 31,
	2024	2023
Undiscounted future lease payments	$	$

Less than 1 year	619,420	678,051
More than 1 year but less than 5 years	981,833	1,236,050
	1,601,253	1,914,101

Schedule of Subsidiaries	Lifezone has lease contracts through its Tanzanian and Australian subsidiaries. The average remaining term of Group leases was 1 year and 10 months remaining as at six months ended June 30, 2024. Lifezone or group subsidiaries’ obligations under their leases are secured by lessor’s title to the leased assets.
Entity	Country	Lease use	Lease term start	Lease term end	Remaining term	Third Party
TNCL	Tanzania	Office space	December 31, 2022	September 30, 2026	2 years 3 months	Cordula Limited
TNCL	Tanzania	Office space	October 1, 2021	September 30, 2026	2 years 3 months	Cordula Limited
TNCL	Tanzania	Camp accommodation	March 1, 2023	February 28, 2026	1 years 7 months 29 days	AKO Group Limited
Lifezone Asia-Pacific Pty Ltd	Australia	Office space	August 1, 2022	July 31, 2025	1 years 1 months 1 day	Trustees of the Christian Brothers, Australia
Simulus Pty Limited	Australia	Office and warehouse space	April 28, 2022	April 27, 2026	1 years 9 months 28 days	Seattle Investments Pty Ltd
Simulus Pty Limited	Australia	Office and warehouse space	August 1, 2023	July 31, 2025	1 years 1 months 1 day	Nowa Pty Ltd Australia
Simulus Pty Limited	Australia	Office and warehouse space	August 1, 2023	July 31, 2025	1 years 1 months 1 day	Nowa Pty Ltd Australia